Document and Entity Information	6 Months Ended
Jun. 30, 2015
Document And Entity Information [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 1
Document Period End Date	Jun. 30, 2015
Trading Symbol	AXTA
Entity Registrant Name	Axalta Coating Systems Ltd.
Entity Central Index Key	0001616862
Entity Filer Category	Non-accelerated Filer